Employee Benefit Plans - Benefit Cost Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percent Amortized Of Unamortized Balance For Net Actuarial Gain And Losses		10.00%
Other Comprehensive Income (Loss), Defined Benefit Plans		$ (51)	$ (39)	$ (147)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension settlement losses		$ 0	$ 0	0
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.10%	4.05%
U.S. | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension settlement losses		$ (62)	$ (196)	(131)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.25%	4.25%
U.S. | Other Postretirement Benefit Plans, Defined Benefit [Member] | Pre Sixty Five Retiree[Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		7.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%
U.S. | Other Postretirement Benefit Plans, Defined Benefit [Member] | Post Sixty Five Retiree [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		4.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%
U.S. | Qualified Plan [Member] | Prudential Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Change In Defined Benefit Assets			$ 730
U.S. | Qualified Plan [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension settlement losses		$ (62)	(196)	(131)
U.S. | Qualified Plan [Member] | Pension Plans Defined Benefit [Member] | Prudential Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Change In Defined Benefit Obligation			730
Change In Defined Benefit Assets			730
U.S. | Qualified Plan [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member] | Prudential Benefit Obligation [Member] | Pre Sixty Five Retiree[Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2028
U.S. | Qualified Plan [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member] | Prudential Benefit Obligation [Member] | Post Sixty Five Retiree [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2028
Foreign Plan [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension settlement losses		$ 0	$ 0	$ 0
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.35%	3.05%
Foreign Plan [Member] | Qualified Plan [Member] | Pension Plans Defined Benefit [Member] | Certain United Kingdom Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Change In Defined Benefit Assets	$ 43
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	1.80%		2.90%